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GE LifeStyle Funds

Annual Report
September 30, 1998

GE Conservative Strategy Fund
GE Moderate Strategy Fund
GE Aggressive Strategy Fund

                                                              GE LifeStyle Funds
--------------------------------------------------------------------------------

Understanding Your Report
---------------------------------------------------

A Letter from the President                        1

Performance Summary


   Conservative Strategy Fund                      3


   Moderate Strategy Fund                          4


   Aggressive Strategy Fund                        5


   Portfolio Manager's Performance Summaries
      and Biography                                6


   Notes to Performance                            6


Financial Statements

   Financial Highlights                            7

   Statements of Net Assets, Operations,
      and Changes in Net Assets                    8

Notes

   Notes to Financial Statements                  13

Report of Independent Accountants                 16

GE LifeStyle Funds'
Investment Team                       Inside back cover



This report has been prepared for the shareholders of the GE LifeStyle Funds. It is not authorized for use as an offer of sale or a solicitation of an offer to buy the GE LifeStyle Funds unless accompanied or preceded by the current prospectus of the GE LifeStyle Funds and the current prospectus of the underlying GE Funds.

                                                     A LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------


DEAR SHAREHOLDER:

Since our last report, the stock market has experienced a long-predicted correction. The S&P 500 Index's year-long gain of nearly 15% was erased in August. By the end of September the S&P 500 had made a partial recovery, managing a 6% return for the nine-month period.


PERFORMANCE HIGHLIGHTS

The Conservative Strategy Fund, which invests primarily in fixed income securities, produced the best results during this period of volatility, followed by the Moderate Strategy Fund and the Aggressive Strategy Fund. Results were the reverse of what was reported in the Semi-annual Report in March when the Aggressive Strategy Fund outperformed the others in a strong and rising equity market. The performance section of the report has full details on each fund.

The funds' reversal of fortunes reemphasizes how important it is to follow your investment plan. As prices rise and fall, it may be in your best interest to focus on long-term investment objectives rather than on short-term market fluctuations.


MARKET OVERVIEW

Early in 1998, the stock market seemed to be setting the pace for its fourth year of more than 20% annual gains. The economy was steady, the ongoing crisis in Asia had lessened and the controversies surrounding the White House abated. In mid-July, the Dow reached 9337.97, its highest historic level.

The surprise collapse of the Russian stock market in August triggered a stock market slide. As uncertainty continued in Asia, the turbulence in Russia spread to Latin America and other emerging markets where U.S. companies have much larger exposure then they do in Russia. U.S. corporate earnings came under pressure. Exports were at their lowest levels in a decade.

Continental Europe was a bright spot for much of the period, with markets posting double-digit gains through August. Barring unforeseen events, they should quickly snap back from blows delivered by their investments in Russia and other emerging markets. European economies and corporate profits continue to grow as companies ready themselves for a single currency in 1999.

Three events fueled market jitters in September. In Washington, the U.S. Congress began deliberating whether to impeach the President. The U.S. Federal Reserve Bank helped organize the rescue of a large American investment fund whose collapse could have threatened world financial markets. And in hopes of cushioning the U.S. economy, the Federal Reserve cut the short-term interest rate by a quarter-percentage point, the first reduction in nearly three years.

At the end of September, the yield on the benchmark 30-year Treasury Bond fell below 5% for the first time in 30 years. U.S. Treasuries and other government securities were major beneficiaries of the Federal Reserve's actions and world market volatility. For two quarters now, investors have moved into Treasuries because of their size, liquidity and safety. Corporate bonds and bonds with credit risk did not perform as well as Treasuries during the period.

--------------------------------------------------------------------------------


OUTLOOK

This is a time for caution. Volatility should continue at least through early 1999 and the market could again test the August lows. We expect earnings disappointments when companies report third and fourth quarter results. However, the U.S. economy's underlying fundamentals have not changed. Interest rates and inflation are low, companies are productive and unemployment numbers, while beginning to rise, are still good.

Fixed income funds should continue to perform well in the next quarter as investors trade risk for safety. The global correction also presents opportunities for bargain-hunting in the U.S. and Europe as well as emerging-market countries such as Mexico, Israel and Eastern Europe.

On a final note, many shareholders have inquired about the year 2000. GE Mutual Funds has incorporated Year 2000 analysis into its investment decision making process. GE Investment Management has also been working to identify and address Year 2000 date-related issues in a broad range of areas including applications, process-enabling systems and facilities. With respect to third-party systems, GE Investment Management like many other similarly situated companies, must largely rely on the efforts and affirmations of others. Although the interaction of various software and hardware elements is highly complex - and the possibility of Year 2000 related problems cannot be totally eliminated - GE Investment Management believes it is taking appropriate steps.


Sincerely,


/s/ Michael J. Cosgrove



Mike Cosgrove is the President of the Investment Services Group of GE Financial Assurance Holdings, Inc. and GE Investment Distributors, Inc., the funds' distributor. In this role, he is responsible for the marketing, product development and sales of the funds. Mike is also a Trustee of the GE Pension Trust and GE's employee savings program.

In Mike's previous position as Chief Financial Officer of GE Investments and Assistant Treasurer-GE Company, he had financial responsibility for all assets under GE Investments' management. Mike joined GE in 1970. After completing the GE Financial Management Program he held a number of managerial positions in finance and sales in the International Operation, including serving as Vice President and Treasurer and later as the Vice President - Countertrade and Barter for GE Trading Company.

Mike graduated from Fordham University in 1970 with a B.S. degree in Economics and received his M.B.A. degree from St. John's University in 1973.

CONSERVATIVE STRATEGY FUND                       PERFORMANCE SUMMARY (UNAUDITED)
--------------------------------------------------------------------------------


================================================================================
COMPARISON OF CHANGE IN
VALUE OF A $10,000 INVESTMENT
================================================================================

                                    [Chart]

                             Inception Date: 1/5/98

              GE Conservative Strategy Fund                  Composite
              -----------------------------                  ---------
1/5/98            $  10,000.00                            $  10,000.00
1/98                 10,000.00                               10,185.11
2/98                 10,350.00                               10,468.51
3/98                 10,629.97                               10,705.33
4/98                 10,759.97                               10,779.40
5/98                 10,769.98                               10,765.37
6/98                 10,829.97                               10,932.35
7/98                 10,839.93                               10,943.57
8/98                 10,120.16                               10,385.01
9/98                 10,320.16                               10,647.64




PORTFOLIO ALLOCATION TO FUNDS AT 9/30/98*
================================================================================

                                        TARGET          ACTUAL
                                        ------          ------
GE Premier Growth Equity Fund            4.0%            4.1%
GE U.S. Equity Fund                     10.0%            9.8%
GE Mid-Cap Growth Fund                   3.0%            2.6%
GE Value Equity Fund                     9.0%            8.9%
GE International Equity Fund            18.0%           16.4%
GE Fixed Income Fund                    51.0%           52.9%
GE Short-Term Government Fund            5.0%            5.1%
Other                                     --             0.2%
--------------------------------------------------------------------------------
Total                                  100.0%          100.0%
--------------------------------------------------------------------------------

* As a percentage of net assets


================================================================================
AGGREGATE TOTAL RETURNS:

FROM JANUARY 5, 1998 (INCEPTION) THROUGH SEPTEMBER 30, 1998
================================================================================

CONSERVATIVE STRATEGY FUND            3.20%
Composite Index**                     6.48%
S&P 500 Index                         6.10%
MSCI EAFE Index                      -0.55%
LB Int. Gov't/Corp. Index             8.10%
--------------------------------------------------------------------------------

** The Composite Index is derived by applying each underlying fund's target allocations to the results of the benchmarks for the domestic equity, international equity, and fixed income markets.


The Conservative Strategy Fund targets 26% to domestic equity markets, 18% to international equity markets and 56% to fixed income markets. The fund is most heavily weighted in fixed income securities, which was an advantage over the past few months. These securities performed better than equities as long-term interest rates fell below 5% for the first time in 30 years. With economic uncertainty spreading around the globe, investors fled to the quality of U.S. Treasury bonds. Because of this flight-to-quality, corporate bonds and mortgage-backed bonds did not fare as well as treasuries. The underlying GE Fixed Income Fund, which underperformed its benchmark, held some of these corporate and mortgage-backed bonds.

The underlying GE Premier Growth Equity and GE Value Equity Funds did better than their benchmarks. Both held stocks in healthcare and technology, sectors that did well despite the volatile market. In general, growth stocks outperformed value stocks. The Conservative Strategy Fund holds a higher portion of the GE Value Equity Fund. This weighting hurt overall returns.

The underlying GE U.S. Equity Fund lagged behind its benchmark in a narrow market where a few strong-performing large-cap stocks sold at higher valuations than their fundamentals seemed to justify. The portfolio's underlying GE Mid-Cap Growth Fund, which performed below its benchmark, was underweighted in healthcare and consumer goods stocks and overweighted in capital goods holdings. International equities did not do as well as U.S. equities because of poor performance in emerging markets.

The good performance of fixed income assets in a turbulent investment climate is an example of how diversification of risk across different market segments can reduce overall fund volatility.


                              See Notes to Performance.
                Past performance is no guarantee of future results.

MODERATE STRATEGY FUND                           PERFORMANCE SUMMARY (UNAUDITED)
--------------------------------------------------------------------------------


================================================================================
COMPARISON OF CHANGE IN
VALUE OF A $10,000 INVESTMENT
================================================================================

                                    [Chart]

                             Inception Date: 1/5/98

                  GE Moderate Strategy Fund             Composite
                  -------------------------             ---------
1/5/98                $  10,000                       $  10,000
1/98                     10,010                          10,205.81
2/98                     10,489.98                       10,645.24
3/98                     10,880                          10,947.31
4/98                     11,040.04                       11,032.33
5/98                     11,000.08                       10,975.93
6/98                     11,080.05                       11,192.14
7/98                     11,100.1                        11,189.9
8/98                     9,990.09                        10,294.51
9/98                     10,220.06                       10,563.25


PORTFOLIO ALLOCATION TO FUNDS AT 9/30/98*
================================================================================

                                      TARGET           ACTUAL
                                      ------           ------
GE Premier Growth Equity Fund           8.0%             8.6%
GE U.S. Equity Fund                    13.0%            13.1%
GE Mid-Cap Growth Fund                  4.0%             3.4%
GE Value Equity Fund                   13.0%            13.2%
GE International Equity Fund           25.0%            23.8%
GE Fixed Income Fund                   32.0%            33.1%
GE Short-Term Government Fund           5.0%             5.1%
Other                                   --              (0.3)%
--------------------------------------------------------------------------------
Total                                 100.0%            100.0%
--------------------------------------------------------------------------------
* As a percentage of net assets


================================================================================
AGGREGATE TOTAL RETURNS:

FROM JANUARY 5, 1998 (INCEPTION) THROUGH SEPTEMBER 30, 1998
================================================================================

MODERATE STRATEGY FUND                2.20%
Composite Index**                     5.63%
S&P 500 Index                         6.10%
MSCI EAFE Index                      -0.55%
LB Int. Gov't/Corp. Index             8.10%
--------------------------------------------------------------------------------

** The Composite Index is derived by applying each underlying fund's target allocations to the results of the benchmarks for the domestic equity, international equity, and fixed income markets.




The Moderate Strategy Fund targets 38% to domestic equity markets, 25% to international equity markets and 37% to fixed income markets. The Moderate Strategy Fund is nearly equally weighted in domestic equity and fixed income securities which caused the total return to be slightly lower than the Conservative Strategy Fund which has a higher fixed income weight.

The underlying GE Premier Growth Equity and GE Value Equity Funds did better than their benchmarks. Both held stocks in healthcare and technology, sectors that did well despite the volatile market. In general, growth stocks outperformed value stocks. The Moderate Strategy Fund holds a higher portion of the GE Value Equity Fund. This weighting hurt overall returns.

The underlying GE U.S. Equity Fund lagged behind its benchmark in a narrow market where a few strong-performing large-cap stocks sold at higher valuations than their fundamentals seemed to justify. The underlying GE Mid-Cap Growth Fund, which performed below its benchmark, was underweighted in healthcare and consumer goods stocks and overweighted in capital goods holdings. International equities did not do as well as U.S. equities because of poor performance in emerging markets.

Fixed income securities performed better than equities as long-term interest rates fell below 5% for the first time in 30 years. With economic uncertainty spreading around the globe, investors fled to the quality of U.S. Treasury bonds. Because of this flight-to-quality, corporate bonds and mortgage-backed bonds did not fare as well as treasuries. The GE Fixed Income Fund, which underperformed its benchmark, held some of these corporate and mortgage-backed bonds.

Fixed income performed well compared to equity investments, which is why a diversified portfolio is a good idea during this volatile market period.



                              See Notes to Performance.
                Past performance is no guarantee of future results.

AGGRESSIVE STRATEGY FUND                         PERFORMANCE SUMMARY (UNAUDITED)

================================================================================
COMPARISON OF CHANGE IN
VALUE OF A $10,000 INVESTMENT
================================================================================


                                    [Chart]

                             Inception Date: 1/5/98

               GE Aggressive Strategy Fund             Composite
               ---------------------------             ---------
1/5/98              $  10,000                       $  10,000
1/98                   10,010                          1,0226.69
2/98                   10,630.02                       10,795.28
3/98                   11,110.07                       11,179.57
4/98                   11,310.05                       11,275.28
5/98                   11,240.04                       11,177.45
6/98                   11,330.08                       11,440.65
7/98                   11,330.08                       11,425.9
8/98                   9,910.08                        10,198.82
9/98                   10,150.1                        10,469.37



PORTFOLIO ALLOCATION TO FUNDS AT 9/30/98*
================================================================================

                                        TARGET              ACTUAL
                                        ------              ------
GE Premier Growth Equity Fund            10.0%               10.8%
GE U.S. Equity Fund                      17.0%               17.3%
GE Mid-Cap Growth Fund                    6.0%                5.3%
GE Value Equity Fund                     16.0%               16.3%
GE International Equity Fund             32.0%               29.8%
GE Fixed Income Fund                     14.0%               15.2%
GE Short-Term Government Fund             5.0%                5.4%
Other                                     --                 (0.1)%
--------------------------------------------------------------------------------
Total                                   100.0%              100.0%
--------------------------------------------------------------------------------
* As a percentage of net assets


================================================================================
AGGREGATE TOTAL RETURNS:

FROM JANUARY 5, 1998 (INCEPTION) THROUGH SEPTEMBER 30, 1998
================================================================================

AGGRESSIVE STRATEGY FUND              1.50%
Composite Index**                     4.69%
S&P 500 Index                         6.10%
MSCI EAFE Index                      -0.55%
LB Int. Gov't/Corp. Index             8.10%
--------------------------------------------------------------------------------

** The Composite Index is derived by applying each underlying fund's target allocations to the results of the benchmarks for the domestic equity, international equity, and fixed income markets.



The Aggressive Strategy Fund targets 49% to domestic equity markets, 32% to international equity markets and 19% to fixed income markets. Of the three LifeStyle funds, the Aggressive Strategy Fund is most heavily weighted in domestic equities and has the least in fixed income which caused the total return to be lower than either the Conservative or Moderate Strategy Funds.

The underlying GE Premier Growth Equity and GE Value Equity Funds did better than their benchmarks. Both held stocks in healthcare and technology, sectors that did well despite the volatile market. In general, growth stocks outperformed value stocks. The Aggressive Strategy Fund holds a higher portion of the GE Value Equity Fund. This weighting hurt overall returns.

The underlying GE U.S. Equity Fund lagged behind its benchmark in a narrow market where a few strong-performing large-cap stocks sold at higher valuations than their fundamentals seemed to justify. The underlying GE Mid-Cap Growth Fund, which performed below its benchmark, was underweighted in healthcare and consumer goods stocks and overweighted in capital goods holdings. International equities did not do as well as U.S. equities because of poor performance in emerging markets.

Fixed income securities performed better than equities as long-term interest rates fell below 5% for the first time in 30 years. With economic uncertainty spreading around the globe, investors fled to the quality of U.S. Treasury bonds. Because of this flight-to-quality, corporate bonds and mortgage-backed bonds did not fare as well as treasuries. The GE Fixed Income Fund, which underperformed its benchmark, held some of these corporate and mortgage-backed bonds.

In this period of high market volatility, the good performance of fixed income funds compared to equity investments shows why even aggressive investors should have a diversified portfolio.


                              See Notes to Performance.
                Past performance is no guarantee of future results.

GE LIFESTYLE FUNDS                     PORTFOLIO MANAGER'S PERFORMANCE SUMMARIES
--------------------------------------------------------------------------------


Performance Summaries on the preceeding pages are presented by Eugene K. Bolton, Executive Vice President, GE Investments.

Gene Bolton is responsible for the management of the GE LifeStyle Funds. As the Chairman of the Asset Allocation Committee at GE Investments, Gene works closely with the portfolio managers of the underlying GE Funds. He also has overall management responsibility of the U.S. equity investment process at GE Investments and manages total assets of over $30 billion, including responsibility for overseeing the portfolio management of the GE U.S. Equity Fund. Gene joined GE in 1964. After completing GE's Financial Management Program, he held a number of financial and strategic planning positions in the U.S. and Europe. Joining GE Investments in 1984 as Chief Financial Officer, he moved to equities as a Portfolio Manager in 1986 and was named to his present position in 1991. Gene is a Trustee of the GE Pension Trust and GE's employee savings program. He also serves as a Trustee of the Investment Management Workshop, sponsored by the Association for Investment Management and Research. Gene is a graduate of Mundelein College with a B.A. in Business Management.



NOTES TO PERFORMANCE  (unaudited)
--------------------------------------------------------------------------------

Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains, if any. Past performance is not indicative of future results of the fund. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares.

Total returns for the Composite Index are derived by applying the fund's target allocations to the results of the benchmarks for the domestic equity market, the S&P 500 Index; for the international equity market, the MSCI EAFE Index; and for the fixed income bond market, the LB Int. Gov't/Corp Index.

A number of the broad market index returns are not available for the funds' commencement of investment operations through September 30, 1998. In instances where the inception date was not at the begining of the month, broad market index returns are calculated from the month-end nearest to the funds' inception dates.

The Adviser has voluntarily agreed to waive and/or bear certain fees and fund expenses. Without these provisions, the performance returns would have been lower. These provisions may be terminated in the future.

The Standard & Poor's ("S&P") 500 Composite Stock Price Index (S&P 500 Index), Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) and the Lehman Brothers Intermediate Government/Corporate Bond Index (LB Int. Gov't/Corp Index) are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index. The S&P 500 Index is a composite of the prices of 500 widely held stocks recognized by investors to be representative of the stock market in general. The MSCI EAFE Index is a composite of 1,100 stocks of companies from 21 countries representing stock markets of Europe, Australasia, New Zealand and the Far East. The LB Int. Gov't/Corp Index is comprised of the Government bonds and Corporate bonds portion of the Lehman Brothers Aggregate Bond Index (LB Aggregate). The LB Aggregate is a composite index of short-, medium-, and long-term bond performance and is widely recognized as a barometer of the bond market in general. The results shown for the foregoing indices assume reinvestment of net dividends or interest.

                                                            FINANCIAL HIGHLIGHTS
      Selected data based on a share outstanding throughout the period indicated
--------------------------------------------------------------------------------


                                                CONSERVATIVE            MODERATE         AGGRESSIVE
                                                  STRATEGY              STRATEGY          STRATEGY
                                                    FUND                  FUND              FUND

                                                 9/30/98(a)            9/30/98(a)        9/30/98(a)
-----------------------------------------------------------------------------------------------------

INCEPTION DATE                                     1/5/98              1/5/98              1/5/98

Net asset value, beginning of period              $ 10.00              $ 10.00            $ 10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                              0.31                 0.61               0.34
  Net realized and unrealized
   gains (losses) on investments                     0.01(c)             (0.39)             (0.19)(c)
-----------------------------------------------------------------------------------------------------
Total income from investment operations              0.32                 0.22               0.15
-----------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income                              0.00                 0.00               0.00
  Net realized gains                                 0.00                 0.00               0.00
-----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                  0.00                 0.00               0.00
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                    $ 10.32              $ 10.22            $ 10.15
=====================================================================================================

TOTAL RETURN (B)                                     3.20%                2.20%              1.50%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)        $   979             $ 25,148            $ 2,939
  Ratios to average net assets:
    Net investment income*                           5.85%                7.39%              5.79%
    Net expenses*                                    0.20%                0.20%              0.20%
    Gross expenses*                                  5.65%                0.33%              1.80%
  Portfolio turnover rate                             67%                  22%                28%
=====================================================================================================



NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Information is for the period January 5, 1998, inception of investment operations, through September 30, 1998.

(b) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains, and assume no sales charge. Had the Adviser not absorbed a portion of expenses, total returns would have been lower. Total returns are not annualized.

(c) As a result of the timing of purchases and sales of fund shares, per share amounts do not accord with aggregate amounts appearing in the Statement of Operations.

*    Annualized for periods less than one year.


----------
See Notes to Financial Statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
CONSERVATIVE STRATEGY FUND
September 30, 1998
--------------------------------------------------------------------------------

                                                     Number
                                                   of Shares          Value
--------------------------------------------------------------------------------
INVESTMENTS -- 100.0%
----------------------------------------------------------------------------
GE Premier Growth Equity Fund                        1,988         $ 40,514
GE U.S. Equity Fund                                  3,409           96,270
GE Mid-Cap Growth Fund                               3,087           25,526
GE Value Equity Fund                                 8,767           87,058
GE International Equity Fund                        10,726          160,681
GE Fixed Income Fund                                41,377          518,457
GE Short-Term Government Fund                        4,188           50,299
GEI Short Term Investment Fund                          62               62

Total Investments
  (Cost $1,004,456)                                                 978,867
----------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
----------------------------------------------------------------------------
Other Assets                                                          1,165
Liabilities                                                            (865)
----------------------------------------------------------------------------
Other Assets and Liabilities                                            300
----------------------------------------------------------------------------
NET ASSETS-- 100%                                                 $ 979,167
============================================================================

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------
Capital paid in                                                   $ 970,960
Undistributed net investment income                                  28,991
Accumulated net realized gain                                         4,805
Net unrealized depreciation on investments                          (25,589)
----------------------------------------------------------------------------
NET ASSETS                                                        $ 979,167
============================================================================
Shares outstanding (par value $.001)                                 94,901
Net asset value per share                                           $ 10.32
Maximum offering price per share                                    $ 10.95

----------
See Notes to Financial Statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
MODERATE STRATEGY FUND
September 30, 1998
--------------------------------------------------------------------------------

                                                   Number
                                                  of Shares        Value
----------------------------------------------------------------------------
INVESTMENTS -- 100.2%
----------------------------------------------------------------------------
GE Premier Growth Equity Fund                      106,694      $ 2,174,426
GE U.S. Equity Fund                                116,450        3,288,539
GE Mid-Cap Growth Fund                             103,354          854,739
GE Value Equity Fund                               334,171        3,318,317
GE International Equity Fund                       398,695        5,972,446
GE Fixed Income Fund                               663,311        8,311,284
GE Short-Term Government Fund                      107,039        1,285,535
GEI Short Term Investment Fund                          95               95

Total Investments
  (Cost $26,092,695)                                             25,205,381

----------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.2%)
----------------------------------------------------------------------------
Other Assets                                                          8,552
Liabilities                                                         (66,312)
----------------------------------------------------------------------------
Other Assets and Liabilities                                        (57,760)
----------------------------------------------------------------------------
NET ASSETS -- 100%                                             $ 25,147,621
============================================================================

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------
Capital paid in                                                $ 24,422,956
Undistributed net investment income                               1,496,553
Accumulated net realized gain                                       115,426
Net unrealized depreciation on investments                         (887,314)
----------------------------------------------------------------------------
NET ASSETS                                                     $ 25,147,621
============================================================================

Shares outstanding (par value $.001)                              2,461,654
Net asset value per share                                           $ 10.22
Maximum offering price per share                                    $ 10.84

----------
See Notes to Financial Statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
AGGRESSIVE STRATEGY FUND
September 30, 1998
--------------------------------------------------------------------------------

                                                     Number
                                                   of Shares          Value
--------------------------------------------------------------------------------
INVESTMENTS -- 100.1%
--------------------------------------------------------------------------------
GE Premier Growth Equity Fund                        15,569     $    317,288
GE U.S. Equity Fund                                  17,976          507,646
GE Mid-Cap Growth Fund                               18,935          156,595
GE Value Equity Fund                                 48,318          479,802
GE International Equity Fund                         58,409          874,965
GE Fixed Income Fund                                 35,753          447,983
GE Short-Term Government Fund                        13,192          158,441
GEI Short Term Investment Fund                           96               96

Total Investments
  (Cost $3,158,694)                                                2,942,816
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.1%)
--------------------------------------------------------------------------------
Other Assets                                                           1,520
Liabilities                                                           (4,996)
--------------------------------------------------------------------------------
Other Assets and Liabilities                                          (3,476)
--------------------------------------------------------------------------------
NET ASSETS -- 100%                                               $ 2,939,340
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                                  $ 3,047,461
Undistributed net investment income                                   97,572
Accumulated net realized gain                                         10,185
Net unrealized depreciation on investments                          (215,878)
--------------------------------------------------------------------------------
NET ASSETS                                                       $ 2,939,340
================================================================================

Shares outstanding (par value $.001)                                 289,718
Net asset value per share                                            $ 10.15
Maximum offering price per share                                     $ 10.77

----------
See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 1998*
--------------------------------------------------------------------------------


                                          CONSERVATIVE          MODERATE            AGGRESSIVE
                                            STRATEGY            STRATEGY             STRATEGY
                                              FUND                FUND                 FUND
------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  INCOME:
    Dividends                               $ 29,847           $ 1,533,286            $ 100,471
    Interest                                     135                 3,776                  473
------------------------------------------------------------------------------------------------
  TOTAL INCOME                                29,982             1,537,062              100,944
------------------------------------------------------------------------------------------------
  EXPENSES:
    Transfer agent fees                       25,001                25,001               25,001
    Trustees' fees                             2,000                 2,000                2,000
    Advisory fees                                991                40,509                3,372
------------------------------------------------------------------------------------------------
  TOTAL EXPENSES BEFORE REIMBURSEMENT         27,992                67,510               30,373
    Less: Expenses reimbursed by
      the Adviser                            (27,001)              (27,001)             (27,001)
------------------------------------------------------------------------------------------------
    Net expenses                                 991                40,509                3,372
------------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME                       28,991             1,496,553               97,572
================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Realized gain on investments               4,805               115,426               10,185
    Increase in unrealized
      depreciation on investments            (25,589)             (887,314)            (215,878)
------------------------------------------------------------------------------------------------
    Net realized and unrealized loss
      on investments                         (20,784)             (771,888)            (205,693)
------------------------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                $ 8,207             $ 724,665            $(108,121)
================================================================================================



* For the period January 5, 1998 (inception) through September 30, 1998.

----------
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED SEPTEMBER 30, 1998*
--------------------------------------------------------------------------------


                                                       CONSERVATIVE         MODERATE            AGGRESSIVE
                                                         STRATEGY           STRATEGY             STRATEGY
                                                           FUND               FUND                 FUND
-------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
    Net investment income                           $     28,991          $  1,496,553          $     97,572
    Net realized gain on investments                       4,805               115,426                10,185
    Net increase in unrealized depreciation              (25,589)             (887,314)             (215,878)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from operations                8,207               724,665              (108,121)
-------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                   --                    --                    --
    Net realized gains                                      --                    --                    --
-------------------------------------------------------------------------------------------------------------
  Total distributions                                       --                    --                    --
-------------------------------------------------------------------------------------------------------------
  Increase (decrease) in net assets from
    operations and distributions                           8,207               724,665              (108,121)
-------------------------------------------------------------------------------------------------------------
  SHARE TRANSACTIONS:
    Proceeds from sale of shares                       1,407,890            30,007,903             3,969,684
    Value of distributions reinvested                       --                    --                    --
    Cost of shares redeemed                             (436,930)           (5,584,947)             (922,223)
-------------------------------------------------------------------------------------------------------------
    Net increase from share transactions                 970,960            24,422,956             3,047,461
-------------------------------------------------------------------------------------------------------------
  TOTAL INCREASE IN NET ASSETS                           979,167            25,147,621             2,939,340

NET ASSETS
  Beginning of period                                       --                    --                    --
-------------------------------------------------------------------------------------------------------------
  End of period                                     $    979,167          $ 25,147,621          $  2,939,340
=============================================================================================================

UNDISTRIBUTED NET INVESTMENT INCOME,
  END OF PERIOD                                     $     28,991          $  1,496,553          $     97,572
=============================================================================================================

CHANGES IN FUND SHARES

Shares sold by subscription                              136,768             2,984,135               377,801
Issued for distributions reinvested                         --                  --                      --
Shares redeemed                                          (41,867)             (522,481)              (88,083)
-------------------------------------------------------------------------------------------------------------
Net increase in fund shares                               94,901             2,461,654               289,718
=============================================================================================================


* For the period January 5, 1998 (inception) through September 30, 1998.

----------
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS                                 SEPTEMBER 30, 1998
--------------------------------------------------------------------------------


1. Organization of the Funds

GE LifeStyle Funds ("LifeStyle Funds" or the "Trust") is registered under the Investment Company Act of 1940 (as amended) (the "1940 Act") as an open-end management investment company. The Trust was organized as a Massachusetts business trust on June 21, 1996, and is authorized to issue an unlimited number of shares. The Trust is comprised of six investment funds (each a "Fund" and collectively the "Funds"), only three of which are currently being offered, as follows: GE Conservative Strategy Fund, GE Moderate Strategy Fund, and GE Aggressive Strategy Fund. Each Fund operates as a "fund-of-funds" in that it makes investments in a select group of underlying GE Funds ("Underlying Funds") suited to the Fund's particular investment objective. The objectives of the Funds are as follows:

GE Conservative Strategy Fund's investment objective is income and long-term growth of capital. The Fund seeks to achieve its objective through investment in a mix of equity-oriented funds and fixed income-oriented funds, with a bias toward equity-oriented or fixed income-oriented funds to be determined by then current market forces.

GE Moderate Strategy Fund's investment objective is long-term growth of capital with a moderate level of current income. The Fund seeks to achieve its objective through investment in various equity-oriented funds and fixed income-oriented funds, with the bias toward equity-oriented funds for enhanced growth potential.

GE Aggressive Strategy Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective through investment in a selection of equity-oriented funds and fixed income-oriented funds, typically with a strong bias under normal market conditions toward equity-oriented funds for substantial growth potential.

The maximum sales load imposed on purchases of shares (as a percentage of offering price) for the Funds is 5.75%. The maximum contingent deferred sales load (as a percentage of redemption proceeds) is 1.00% and is imposed for shares redeemed within one year of purchase that were not subject to a front-end sales load upon purchase by virtue of being part of a purchase of $1 million or more.



2. Summary of Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS

Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund as reported on each business day. Short-term investments maturing within 60 days are valued at amortized cost.

Transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of specific identified cost for both financial statement and federal tax purposes.

INCOME TAXES

The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and, therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses. No such net capital and currency losses were incurred during the Funds' tax year.

INVESTMENT INCOME

Income and capital gain distributions, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

EXPENSES

The Funds pay a fee to GE Investment Management, Incorporated ("GEIM") equivalent to the Funds' advisory and administration fee. This fee includes any normal operating expenses payable by the Funds, except for fees paid to the

NOTES TO FINANCIAL STATEMENTS  SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

Trust's independent Trustees and transfer agent. Until further notice, GEIM has agreed to reimburse the funds for Trustee and transfer agency costs.


DISTRIBUTIONS TO SHAREHOLDERS

The Funds declare and pay dividends of net investment income and net capital gains annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments. During any particular year, net realized gains from investment transactions in excess of any applicable capital loss carryforwards would be taxable to the Funds if not distributed and, therefore, will be declared and paid to their shareholders annually.


REPURCHASE AGREEMENTS

Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. There is the risk that the collateral may be insufficient to meet the obligation in the event of default.


3. Fees and Compensation Paid to Affiliates


ADVISORY AND ADMINISTRATION FEES

GE Investment Management, Incorporated ("GEIM"), a registered investment adviser, was retained by the Trust's Board of Trustees effective September 11, 1996 to act as investment adviser and administrator of the Funds.

Compensation of GEIM, a wholly-owned subsidiary of General Electric Company, for investment advisory and administrative services, is paid monthly based on the average daily net assets of each Fund. The advisory and administration fees payable to GEIM for each Fund are calculated at the annual rate of 0.20%.

TRUSTEES COMPENSATION

The Funds pay no compensation to their Trustees who are employees of GEIM. Trustees who are not such officers or employees receive an annual fee of $2,000 and an additional fee of $500 per Trustees' meeting attended in person. These fees are allocated equally among the funds.

OTHER

For the period ended September 30, 1998, the Trust was informed that GE Investment Distributors, Inc., acting as underwriter, did not receive commissions from the sale of shares.


4. Aggregate Unrealized Appreciation and Depreciation

Aggregate gross unrealized appreciation/(depreciation) of investments for each Fund at September 30, 1998, were as follows:

                        GROSS              GROSS                  NET
                     UNREALIZED           UNREALIZED            UNREALIZED
                    APPRECIATION          DEPRECIATION        (DEPRECIATION)
--------------------------------------------------------------------------------

GE Conservative
  Strategy Fund     $     11,936         $    37,525        $     (25,589)

GE Moderate
  Strategy Fund          496,700           1,384,014             (887,314)

GE Aggressive
  Strategy Fund           18,902             234,780             (215,878)

The aggregate cost of each Fund's investments was substantially the same for book and federal income tax purposes at September 30, 1998.

NOTES TO FINANCIAL STATEMENTS      SEPTEMBER 30, 1998
--------------------------------------------------------------------------------


5. Investment Transactions

The cost of purchases and the proceeds from sales of the Underlying Funds, excluding short-term securities, for the period ended September 30, 1998, were as follows:

                           PURCHASES           SALES
--------------------------------------------------------------------------------

GE Conservative
  Strategy Fund          $ 1,418,428        $  418,777

GE Moderate
  Strategy Fund           31,278,127         5,300,858

GE Aggressive
  Strategy Fund            3,755,748           607,239



6. Beneficial Interest

The schedule below shows the number of shareholders each owning 5% or more of a fund and the total percentage of the fund held by such shareholders at September 30, 1998.

                                              5% OR GREATER SHAREHOLDERS
--------------------------------------------------------------------------------
                                                                  % OF
                                             NUMBER            FUND HELD
--------------------------------------------------------------------------------

GE Conservative Strategy Fund                  4                   98%

GE Moderate Strategy Fund                      2                   99%

GE Aggressive Strategy Fund                    4                   99%



Investment activities of these shareholders could have a material impact on these Funds.

                                               REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------


To the Shareholders and Trustees of GE LifeStyle Funds

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds constituting GE LifeStyle Funds (the "Trust") at September 30, 1998, and the results of their operations, the changes in their net assets and the financial highlights for the periods from January 5, 1998 (inception date) to September 30, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 9, 1998

GE LIFESTYLE FUNDS' INVESTMENT TEAM
--------------------------------------------------------------------------------


  Portfolio Manager
  GE LIFESTYLE FUNDS
  Eugene K. Bolton

  Portfolio Managers of the
  Underlying Funds
  GE INTERNATIONAL EQUITY FUND
  Team led by
  Ralph R. Layman

  GE PREMIER GROWTH EQUITY FUND
  David B. Carlson

  GE MID-CAP GROWTH FUND
  Elaine G. Harris

  GE VALUE EQUITY FUND
  Peter J. Hathaway

  GE U.S. EQUITY FUND
  Team led by
  Eugene K. Bolton

  GE FIXED INCOME FUND
  GE SHORT-TERM GOVERNMENT FUND
  GE MONEY MARKET FUND
  Team led by
  Robert A. MacDougall


  Investment Adviser
  and Administrator
  GE Investment Management Incorporated

  Trustees
  Michael J. Cosgrove
  John R. Costantino
  Alan M. Lewis
  William J. Lucas
  Robert P. Quinn

  Secretary
  Matthew J. Simpson

  Treasurer
  Jeffrey A. Groh

  Assistant Treasurers
  Michael M. D'Ambrosio
  Sandra J. O'Keefe
  Michael J. Tansley

  Distributor
  GE Investment Distributors, Inc.
  Member NASD and SIPC

  Counsel
  Willkie Farr & Gallagher

  Custodian
  State Street Bank & Trust Company

  Independent Accountants
  PricewaterhouseCoopers LLP


  Officers of the Investment Adviser

  John H. Myers, Chairman of the Board and President
  Eugene K. Bolton, EVP, Domestic Equities
  Michael J. Cosgrove, EVP, Mutual Funds
  Ralph R. Layman, EVP, International Equities
  Alan M. Lewis, EVP, General Counsel and Secretary
  Robert A. MacDougall, EVP, Fixed Income
  Geoffrey R. Norman, EVP, Institutional Marketing
  Thomas J. Szkutak, EVP, Chief Financial Officer
  Don W. Torey, EVP, Alternative Investments and Real Estate

Investment Adviser
GE Investment Management Incorporated
3003 Summer Street
Stamford, CT 06905



Distributor
GE Investment Distributors, Inc.
Member NASD and SIPC
777 Long Ridge Road - Building B
Stamford, CT 06927




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